Net Periodic Pension Cost Recognized (Detail) (Pension Plans, Defined Benefit, USD $) In Thousands, unless otherwise specified	12 Months Ended
	Jun. 30, 2014	Jun. 30, 2013	Jun. 30, 2012
Pension Plans, Defined Benefit
Defined Benefit Plan Disclosure [Line Items]
Service cost	$ 99,929	$ 107,519	$ 84,663
Interest cost	190,999	174,152	185,550
Expected return on plan assets	(226,884)	(211,694)	(201,845)
Amortization of prior service cost	14,644	14,472	14,016
Amortization of unrecognized actuarial loss	159,584	200,849	105,788
Amortization of initial net (asset)	19	22	(60)
Net periodic benefit cost	$ 238,291	$ 285,320	$ 188,112